Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 5,153,896	$ 4,689,056	$ 3,812,311
United States
Segment Reporting Information [Line Items]
Revenues	2,472,013	2,030,251	1,024,917
Italy
Segment Reporting Information [Line Items]
Revenues	1,778,750	1,712,583	2,119,303
United Kingdom
Segment Reporting Information [Line Items]
Revenues	82,271	93,839	93,366
All other
Segment Reporting Information [Line Items]
Revenues	$ 820,862	$ 852,383	$ 574,725